Income Taxes - Schedule of Income Taxes Paid (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Federal	$ 89,500	$ 27,500	$ 43,500
Total	144,454	47,268	69,753
Florida
Effective Income Tax Rate Reconciliation [Line Items]
State and Local	12,100	6,850	7,900
Alabama
Effective Income Tax Rate Reconciliation [Line Items]
State and Local	4,027	3,100	3,910
South Carolina
Effective Income Tax Rate Reconciliation [Line Items]
State and Local	18,641	137	113
All Other States
Effective Income Tax Rate Reconciliation [Line Items]
State and Local	$ 20,186	$ 9,681	$ 14,330